Legal proceedings	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Legal proceedings	Note 29. Legal proceedings We are currently not party to any legal proceedings and claims that are not provided for in our financial statements.	Note 30. Legal proceedings We are currently not party to any legal proceedings and claims that are not provided for in our financial statements.